Consolidated Income Statement - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Income Statement [abstract]
Revenue	¥ 91,962,415	¥ 77,842,906	¥ 80,748,138
Sales taxes and surcharges	(12,744,088)	(11,906,438)	(13,710,933)
Net Sales	79,218,327	65,936,468	67,037,205
Cost of sales	(72,398,288)	(58,731,674)	(62,757,106)
Gross profit	6,820,039	7,204,794	4,280,099
Selling and administrative expenses	(535,259)	(546,087)	(600,859)
Other operating income	119,010	197,306	234,924
Other operating expenses	(21,379)	(24,275)	(33,871)
Other gains/(losses)-net	19,462	(53,882)	28,639
Operating profit	6,401,873	6,777,856	3,908,932
Finance income	268,379	137,302	49,302
Finance expenses	(61,047)	(53,617)	(293,081)
Finance (expenses)/income - net	207,332	83,685	(243,779)
Share of profit of investments accounted for using the equity method	1,243,693	916,754	572,035
Profit before income tax	7,852,898	7,778,295	4,237,188
Income tax expense	(1,698,739)	(1,796,822)	(926,777)
Profit for the year	6,154,159	5,981,473	3,310,411
Profit attributable to:
Owners of the Company	6,143,222	5,968,466	3,274,308
Non-controlling interests	10,937	13,007	36,103
Profit for the year	¥ 6,154,159	¥ 5,981,473	¥ 3,310,411
Earnings per share attributable to owners of the Company for the year (expressed in RMB per share)
Basic earnings per share	¥ 0.569	¥ 0.553	¥ 0.303
Diluted earnings per share	0.568	0.552	0.303
Earnings per ADS attributable to owners of the Company for the year (expressed in RMB per ADS)
Basic earnings per ADS	56.862	55.264	30.318
Diluted earnings per ADS	¥ 56.830	¥ 55.219	¥ 30.292
Profit for the year	¥ 6,154,159	¥ 5,981,473	¥ 3,310,411
Other comprehensive income/(loss):
Share of other comprehensive income/(loss) of investments accounted for using the equity method	(810)	18,213	0
Other comprehensive income/(loss) for the year, net of tax	(810)	18,213	0
Total comprehensive income for the year	6,153,349	5,999,686	3,310,411
Attributable to:
Owners of the Company	6,142,412	5,986,679	3,274,308
Non-controlling interests	10,937	13,007	36,103
Total comprehensive income for the year	¥ 6,153,349	¥ 5,999,686	¥ 3,310,411